Share capital (Tables)	9 Months Ended
Sep. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	September 30, 2022	December 31, 2021
	£	£
Issued and fully paid share capital
122,878,479 (2021: 120,886,527) Ordinary shares of £0.0005 each	61,439	60,443
Nil (2021: 324,121) Deferred shares of £0.01 each	—	3,241
	61,439	63,684

Disclosure of movements in share capital

	December 31, 2021	Exercise of share-based payment awards	Cancellation of deferred shares	September 30, 2022
Ordinary shares	120,886,527	1,991,952	—	122,878,479
Deferred shares	324,121	—	(324,121)	—
	121,210,648	1,991,952	(324,121)	122,878,479